Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Pre-2019 Transaction
In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share purchase subscription, the purchaser is entitled to a fully vested right to an ordinary share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five years vesting. See Note 17 - Employment and Compensation Arrangements for additional detail related to the options. There were no share subscriptions received prior to or following the close of the 2019 Transaction for the year ended December 31, 2021.
Post-2019 Transaction
Immediately prior to the closing of the 2019 Transaction, there were 87,749,999 shares of Churchill ordinary stock issued and outstanding, consisting of (i) 68,999,999 public shares (Class A) and (ii) 18,750,000 founder shares (Class B). On May 13, 2019, in connection with the 2019 Transaction, all of the Class B ordinary stock converted into Class A ordinary stock of the post-combination company on a one-for-one basis, and effected the reclassification and conversion of all of the Class A ordinary stock and Class B ordinary stock into a single class of ordinary stock of Clarivate Plc. One stockholder elected to have one share redeemed in connection with the 2019 Transaction.
In June 2019, the Company formed the 2019 Incentive Award Plan under which employees of the Company may be eligible to purchase shares of the Company. See Note 17 - Employment and Compensation Arrangements for additional detail related to the 2019 Incentive Award Plan. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary share. At December 31, 2021 there were unlimited shares of ordinary stock authorized, and 683,139,210 shares issued and outstanding, with a par value of $0.00. The Company held 547,136 and 6,325,860 shares as treasury shares as of December 31, 2021 and December 31, 2020, respectively. The Company’s ordinary stockholders are entitled to one vote per share.
Public Warrants
Upon consummation of the 2019 Transaction, the Company had warrants outstanding to purchase an aggregate of 52,800,000 ordinary shares. Each outstanding whole warrant of Churchill represented the right to purchase one ordinary share of the Company in lieu of one share of Churchill ordinary stock upon closing of the 2019 Transaction. During the period January 1, 2020 through February 21, 2020, 24,132,666 of the Company’s outstanding public warrants were exercised for one ordinary share per whole public warrant at a price of $11.50 per share. On February 20, 2020, we announced the redemption of all of our outstanding public warrants to purchase our ordinary shares that were issued as part of the units sold in the Churchill Capital Corp initial public offering. As of December 31, 2020, no public warrants were outstanding.
Merger Shares
Upon consummation of the 2019 Transaction, there were 7,000,000 ordinary shares of Clarivate that are issuable to persons designated by Messrs. Stead and Klein, including themselves, if the last sale price of Clarivate’s ordinary shares is at least $20.00 for 40 days over a 60 consecutive trading day period on or before the sixth anniversary of the closing of the 2019 Transaction. On January 31, 2020, our Board agreed to waive all performance vesting conditions associated with the Merger Shares (as defined below). The Merger Shares were issued as ordinary shares to persons designated by Jerre Stead and Michael Klein on June 1, 2020 as part of the June 2020 underwritten public offering. These shares were issued during the year ended December 31, 2020. See Note 17 - Employment and Compensation Arrangements for additional detail related to the Merger Shares.
DRG Acquisition Shares
In connection with the DRG acquisition, 2,895,638 ordinary shares of the Company were issued to PEL in March 2021. See Note 4 - Business Combinations for additional details.

MCPS Offering
In June 2021, concurrently with the June 2021 Ordinary Share Offering (see Note 1 - Background and Nature of Operations), we completed an underwritten public offering of 14,375,000 of our 5.25% Series A MCPS (which included 1,875,000 of our MCPS that the underwriters purchased pursuant to their option to purchase additional shares). Based upon the agreement provisions and accounting guidance in ASC 480 - Distinguishing Liabilities from Equity and ASC 815-40 - Derivatives and Hedging, the Company concluded that the preferred stock should be classified as permanent equity within the Consolidated Balance Sheet.

Dividends on our convertible preferred shares are payable, as and if declared by our Board of Directors, at an annual rate of 5.25% of the liquidation preference of $100.00 per share. We may pay declared dividends on March 1, June 1, September 1 and December 1 of each year, commencing on September 1, 2021 and ending on, and including, June 1, 2024. Each of our convertible preferred shares has a liquidation preference of $100.00. See Note 23 - Commitments and Contingencies for further details.

In July 2021, the Company's Board of Directors declared a quarterly dividend of approximately $1.12 per share on its 5.25% Series A Mandatory Convertible Preferred Shares, payable on September 1, 2021 to shareholders of record at the close of business on August 15, 2021. As permitted by the Statement of Rights governing its 5.25% Series A Mandatory Convertible Preferred Shares, such dividend was paid by delivery of ordinary shares (other than $1 paid in cash in lieu of any fractional ordinary share). The number of ordinary shares deliverable in respect of such dividend was 664,730, which was determined based on the average volume-weighted average price per ordinary shares over the five consecutive trading day period ending on, and including, the trading day prior to September 1, 2021, which had a value of $16,141. In October 2021, the Company's Board of Directors declared a quarterly dividend of approximately $1.3125 per share on its 5.25% Series A Mandatory Convertible Preferred Shares, payable in cash on December 1, 2021 to shareholders of record at the close of business on November 15, 2021. As of December 31, 2021, we recognized $6,499 of accrued preferred share dividends within accrued expenses and other current liabilities. While the dividends on the MCPS are cumulative, they will not be paid until declared by the Company’s Board of Directors. If no dividends are declared and paid, they will continue to accumulate as the agreement contains a backstop to it being paid even if never declared by the board.

Each of our MCPS will automatically convert on the second business day immediately following the last trading day of the "Settlement Period" (the 30 consecutive Trading Day period commencing on, and including, the 31st Scheduled Trading Day immediately preceding June 1, 2024) into between 3.2052 and 3.8462 of our ordinary shares (respectively, the “Minimum Conversion Rate” and “Maximum Conversion Rate”), each subject to anti-dilution adjustments. The number of our ordinary shares issuable on conversion of the convertible preferred shares will be determined based on an Average VWAP per ordinary share over the Settlement Period. At any time prior to June 1, 2024, holders may elect to convert each convertible preferred share into ordinary shares at the Minimum Conversion Rate.

Holders of the Preferred Stock have the right to convert all or any portion of their shares at any time until the close of business on the mandatory conversion date. Early conversions that are not in connection with a “Make-Whole Fundamental Change” will be settled at the minimum conversion rate. If a Make-Whole Fundamental Change occurs, holders of the Preferred Stock will, in certain circumstances, be entitled to convert their shares at an increased conversion rate for a specified period of time and receive an amount to compensate them for certain unpaid accumulated dividends and any remaining future scheduled dividend payments.

The Preferred Stock will not be redeemable at our election before the mandatory conversion date. The holders of the Preferred Stock will not have any voting rights, with limited exceptions. In the event that Preferred Stock dividends have not been declared and paid in an aggregate amount corresponding to six or more dividend periods, whether or not consecutive, the holders of the Preferred Stock will have the right to elect two new directors until all accumulated and unpaid Preferred Stock dividends have been paid in full, at which time that right will terminate.

Treasury Shares

CPA Global Acquisition Shares - In connection with the CPA Global acquisition, on October 1, 2020, the Company issued as part of the purchase consideration, 210,357,918 ordinary shares of the Company. In addition, there were 6,325,860 shares that were issued to Leonard Green & Partners, L.P. that were returned to Clarivate to fund an Employee Benefit Trust ("EBT") established for the CPA Global Phantom Equity Plan. Accordingly, these shares were excluded from purchase price consideration. As noted in Note 2 - Basis of Presentation, the EBT associated with the CPA Global Equity Plan was consolidated on October 1, 2020. The EBT held Clarivate shares that were recorded as treasury shares as they were legally issued but not outstanding. See Note 4 - Business Combinations for additional details.
During January 2021, the Company issued 1,500,000 ordinary shares to Redtop Holdings Limited pursuant to a hold-back clause within the purchase agreement for a total of $43,890 which was satisfied. See Note 4 - Business Combinations and Note 23 - Commitments and Contingencies for additional details.

During the fourth quarter of 2021, 5,778,724 shares held in the EBT were sold at an average net price per share of $23.78 to fund the payment to the respective employees via payroll in the first quarter of 2022 as it relates to the first lock-up period and vesting date which occurred on October 1, 2021. Given the original share value of $30.99 as of the date of the acquisition, an associated loss was recognized within the Consolidated Statement of Changes in Equity in the amount of $41,667.
Share Repurchase Program and Share Retirements - In August 2021, the Company's Board of Directors authorized a share repurchase program allowing the Company to purchase up to $250,000 of its outstanding ordinary shares, subject to market conditions. During the year ended December 31, 2021, the Company purchased 6,575,500 shares with a total carrying value of $159,356. The repurchased shares were retired and restored as authorized but unissued ordinary shares. Upon formal retirement and in accordance with Financial Accounting Standards Board's Accounting Standards Codification ("ASC") Topic 505, Equity, the Company reduced our ordinary shares account by the carrying amount of the treasury shares. As of December 31, 2021, the Company had approximately $90,644 of availability remaining under this program. See Note 27 - Subsequent Events for additional information related to the Share Repurchase Program.